                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-11235
                                                              File No. 811-04973

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /
                                                   ---------
         Post-Effective Amendment No.                 39                     /X/
                                                   ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.                                39
                                                   ---------

                             VOYAGEUR INSURED FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           January 2, 2007

It is proposed that this filing will become effective:

    / /     immediately upon filing pursuant to paragraph (b)
-----------
    /X/     on January 2, 2007 pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    / /     on (date) pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
-----------

If appropriate:

/X/  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

        Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment No. 39 relates only to the Class A, B and C shares of the  Registrant's  Delaware  Tax-Free  Arizona  Fund  series.  Post-Effective
Amendment No. 38 (the  "Amendment")  was filed pursuant to Rule 485(a)(1)  under the  Securities  Act of 1933 on October  30, 2006 to change the name of Delaware
Tax-Free Arizona Insured Fund to Delaware Tax-Free Arizona Fund (the "Fund") and
make certain  other  revisions in connection  with the name change.  Pursuant to
Rule  485(a)(1),  the  Amendment  would be effective on December 29, 2006.  This
Post-Effective  Amendment No. 39 is being filed pursuant to Rule  485(b)(1)(iii)
for the sole purpose of  designating  January 2, 2007 as the new date upon which the  Amendment  shall become  effective.  The  prospectus  relating to the other series of the Registrant is not amended or superseded hereby.

This  Post-Effective  Amendment No. 39 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 39 to Registration File No. 033-11235 includes the following:

         1.       Facing Page

         2.       Contents Page

         3.       Part A - Prospectus (1)

         4.       Part B - Statement of Additional Information(1)

         5.       Part C - Other Information

         6.       Signatures

         7.       Exhibits

This  Post-Effective  Amendment  relates  to the  Class A, B and C shares of the
Registrant's Delaware Tax-Free Arizona Fund (formerly, Delaware Tax-Free Arizona
Insured Fund).

          (1)  The   Registrant's   Prospectus   and   Statement  of  Additional
               Information  are  incorporated  into this filing by  reference to
               Post-Effective  Amendment No. 38 to the Registration Statement on
               Form N-1A of Voyageur Insured Funds,  File No.  033-11235,  filed
               October 30, 2006.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 29 filed August 16, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed August 16, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 36 filed October 31, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of the Agreement and Declaration of Trust  incorporated into this filing by reference to Post-Effective  Amendment No. 29 filed August 16, 1999.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 36 filed October 31, 2005.

          (d)  Investment  Advisory Contracts.  Executed  Investment  Management
               Agreement  (November 1, 1999) between Delaware Management Company
               (a  series  of  Delaware   Management  Business  Trust)  and  the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 31 filed October 30, 2000.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         on behalf of each Fund incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  32 filed
                         October 31, 2001.

                    (ii) Form  of   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement  between  Lincoln
                         Financial Distributors, Inc. and Delaware Distributors,
                         L.P.  on behalf of the  Registrant  attached as Exhibit
                         No. EX-99.e.1.ii.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 33 filed
                    November 18, 2002.

               (3)  Vision  Mutual Fund  Gateway(R)  Agreement  (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed November 18, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed November 18, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 35 filed
                    December 3, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Amended  and  Restated  Mutual  Fund  Custody  and  Services
                    Agreement (May 16, 2002) between  Mellon Bank,  N.A. and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 33 filed November 18, 2002.

               (2)  Executed  Amendment  (November  28, 2003) to the Amended and
                    Restated   Mutual  Fund  Custody  and   Services   Agreement
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 35 filed December 3, 2004.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 32 filed October
                    31, 2001.

                    (i)  Executed   Schedule  B   (December   1,  2006)  to  the
                         Shareholder  Services Agreement attached as Exhibit No.
                         EX-99.h.1.i.

                    (ii) Executed   Amendment   Letter   (August  23,  2002)  to
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 34
                         filed October 31, 2003.

               (2)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware Service Company,  Inc. and the Registrant on behalf of each Fund  incorporated  into this filing by reference to
                    Post-Effective Amendment No. 25 filed August 28, 1997.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 36 filed October 31, 2005.

                    (ii) Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A to the  Delaware  Investments  Family  of Funds  Fund
                         Accounting  Agreement  incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  38 filed
                         October 30, 2006.

               (3)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (December  2006)  between  Delaware  Management  Company  (a
                    series  of   Delaware   Management   Business   Trust)   and
                    Registrant,  on behalf of each Fund  attached as Exhibit No.
                    EX-99.h.3.

          (i)  Legal  Opinion.  Opinion and Consent of Counsel  (August 5, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 29 filed August 16, 1999.

          (j)  Other Opinions. Not applicable.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial   Capital   Agreements.   Letter  of  Investment   Intent
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 2 filed on April 20, 1987.

          (m)  Rule 12b-1 Plans.  Plans of  Distribution  (April 19, 2001) under
               Rule  12b-1  for  Class A, B and C Shares  on behalf of each Fund incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 32 filed October 31, 2001.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 37 filed December 28, 2005.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006)  incorporated  into this filing by reference to Post-Effective Amendment No. 38 filed October 30, 2006.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.) (February 2006)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 38 filed October 30, 2006.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005)  incorporated  into this filing by reference to Post-Effective Amendment No. 38 filed October 30, 2006.

          (q)  Other. Powers of Attorney (November 15, 2006) attached as Exhibit
               No. EX-99.q.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article  VI of the Amended and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 36 filed October 31, 2005.

Item 26.  Business and Other Connections of Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain  of the  other  funds  in the  Delaware  Investments(R)  Funds
          (Delaware Group Adviser Funds,  Delaware Group Cash Reserve,  Delaware
          Group Equity Funds I, Delaware  Group Equity Funds II,  Delaware Group
          Equity  Funds III,  Delaware  Group Equity  Funds IV,  Delaware  Group
          Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global
          & International Funds,  Delaware Group Government Fund, Delaware Group
          Income Funds,  Delaware Group Limited-Term  Government Funds, Delaware
          Group State  Tax-Free  Income Trust,  Delaware  Group  Tax-Free  Fund,
          Delaware  Group Tax-Free Money Fund,  Delaware  Investments  Municipal
          Trust,  Delaware Pooled Trust,  Delaware VIP Trust,  Voyageur  Insured
          Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds II,
          Voyageur  Mutual  Funds  III,   Voyageur   Tax-Free  Funds,   Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal  Income Fund and Delaware  Investments  Minnesota  Municipal
          Income Fund II, Inc.), as well as to certain non-affiliated registered investment  companies.  In addition,  certain  officers of the Manager also serve as trustees of other  Delaware  Investments(R)  Funds,  and certain  officers are also  officers of these other  funds.  A company indirectly  owned by the  Manager's  parent  company acts as principal underwriter to the mutual funds in the Delaware  Investments(R)  Funds
          (see Item 27 below) and another such  company acts as the  shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments(R) Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

----------------- -------------------- -------------------- ------------------
Name and          Positions and        Positions and
Principal         Offices with         Offices with         Other Positions
Business Address  Manager              Registrant           and Offices Held
----------------- -------------------- -------------------- ------------------
Patrick P. Coyne  President            President/           Mr. Coyne has
                                       Chief Executive      served in
                                       Officer              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Managing
                                                            Director - Fixed
                                                            Income - Lincoln
                                                            National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
Ryan K. Brist     Executive Vice       Executive Vice       Mr. Brist has
                  President/Managing   President/Managing   served in
                  Director/Chief       Director/Chief       various
                  Investment Officer   Investment           executive
                  - Fixed Income       Officer - Fixed      capacities
                                       Income               within Delaware
                                                            Investments
                                                            Vice President -
                                                            Lincoln National
                                                            Income Fund, Inc.
----------------- -------------------- -------------------- ------------------
John C.E.         Executive Vice       None                 Mr. Campbell has
Campbell          President/Global                          served in
                  Marketing & Client                        various
                  Services                                  executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            President/Chief
                                                            Executive
                                                            Officer -
                                                            Optimum Fund
                                                            Trust
----------------- -------------------- -------------------- ------------------
Philip N.         Executive Vice       None                 Mr. Russo has
Russo(1)          President/Chief                           served in
                  Financial Officer                         various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
See Yeng Quek     Executive Vice       Executive Vice       Mr. Quek has
                  President/Managing   President/Managing   served in
                  Director/Chief       Director/Chief       various
                  Investment Officer   Investment           executive
                  - Fixed Income       Officer - Fixed      capacities
                                       Income               within Delaware
                                                            Investments

                                                            Director/Trustee
                                                            - HYPPCO Finance
                                                            Company Ltd.
----------------- -------------------- -------------------- ------------------
Douglas L.        Senior Vice          None                 Mr. Anderson has
Anderson          President/Operations                      served in
                                                            various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Marshall T.       Senior Vice          Senior Vice          Mr. Bassett has
Bassett           President/Chief      President/Chief      served in
                  Investment Officer   Investment           various
                  - Emerging Growth    Officer -            executive
                  Equity               Emerging Growth      capacities
                                       Equity               within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joseph R. Baxter  Senior Vice          Senior Vice          Mr. Baxter has
                  President/Head of    President/Head       served in
                  Municipal Bond       of Municipal         various
                  Investments          Bond Investments     executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher S.    Senior Vice          Senior Vice          Mr. Beck has
Beck              President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Michael P.        Senior Vice          Senior Vice           Mr. Bishof has
Bishof            President/Investment President/Chief      served in
                  Accounting           Financial            various
                                       Officer              executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Chief Financial
                                                            Officer -
                                                            Lincoln National
                                                            Income Fund, Inc.
----------------- -------------------- -------------------- ------------------
Michael P.        Senior Vice          Senior Vice          Mr. Buckley has
Buckley           President/Director   President/Director   served in
                  of Municipal         of Municipal         various
                  Research             Research             executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Stephen R.        Senior Vice          Senior Vice          Mr. Cianci has
Cianci            President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Robert F.         Senior Vice          Senior Vice          Mr. Collins has
Collins           President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
James A. Forant   Senior Vice          None                 Mr. Forant has
                  President/Director,                       served in
                  Technical Services                        various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Brian Funk        Senior Vice          Senior Vice          Mr. Funk has
                  President/Director   President/Director   served in
                  of Credit Research   of Credit            various
                                       Research             executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Brent C.          Senior Vice          Senior Vice          Mr. Garrells has
Garrells          President/Senior     President/Senior     served in
                  Research Analyst     Research Analyst     various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Stuart M. George  Senior Vice          Senior Vice          Mr. George has
                  President/Head of    President/Head       served in
                  Equity Trader        of Equity Trader     various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Paul Grillo       Senior Vice          Senior Vice          Mr. Grillo has
                  President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Jonathan Hatcher  Senior Vice          Senior Vice          Mr. Hatcher has
                  President/Senior     President/Senior     served in
                  Research Analyst     Research Analyst     various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
William F.        Senior Vice          Senior Vice          Mr. Keelan has
Keelan            President/Director   President/Director   served in
                  of Quantitative      of Quantitative      various
                  Research             Research             executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Francis X.        Senior Vice          Senior Vice          Mr. Morris has
Morris            President/Chief      President/Director   served in
                  Investment Officer   Fundamental          various
                  - Core Equity        Research/Senior      executive
                                       Portfolio            capacities
                                       Manager              within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Brian L.          Senior Vice          Senior Vice          Mr. Murray has
Murray, Jr.       President/Chief      President/Chief      served in
                  Compliance Officer   Compliance           various
                                       Officer              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Susan L.          Senior Vice          None                 Ms. Natalini has
Natalini          President/Global                          served in
                  Marketing & Client                        various
                  Services                                  executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Zoe Neale(2)      Senior Vice          Senior Vice          Mr. Neale has
                  President/Chief      President/Chief      served in
                  Investment Officer   Investment           various
                  - International      Officer -            executive
                  Equity               International        capacities
                                       Equity               within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
D. Tysen Nutt(3)  Senior Vice          Senior Vice          Mr. Nutt has
                  President/Chief      President/Chief      served in
                  Investment Officer   Investment           various
                  - Large Cap Value    Officer - Large      executive
                  Equity               Cap Value            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
David P.          Senior Vice          Senior Vice          Mr. O'Connor has
O'Connor          President/Strategic  President/           served in
                  Investment           Strategic            various
                  Relationships and    Investment           executive
                  Initiatives/General  Relationships        capacities
                  Counsel              and                  within Delaware
                                       Initiatives/         Investments
                                       General
                                       Counsel/Chief        Vice President/
                                       Legal Officer        General Counsel
                                                            - Lincoln
                                                            National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
John J. O'Connor  Senior Vice          Senior Vice          Mr. O'Connor has
                  President/Investment President/Treasurer  served in
                  Accounting                                various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Philip R.         Senior Vice          Senior Vice          Mr. Perkins has
Perkins           President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Timothy L. Rabe   Senior Vice          Senior Vice          Mr. Rabe has
                  President/Senior     President/Head       served in
                  Portfolio            of High Yield        various
                  Manager/Head of                           executive
                  High Yield                                capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Richard Salus     Senior Vice          None                 Mr. Salus has
                  President/                                served in
                  Controller/Treasurer                      various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Vice
                                                            President/Deputy
                                                            Controller -
                                                            Lincoln National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
James L. Shields  Senior Vice          None                 Mr. Shields has
                  President/Chief                           served in
                  Information Officer                       various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Jeffrey S. Van    Senior Vice          Senior Vice          Mr. Van Harte
Harte(4)          President/Chief      President/Chief      has served in
                  Investment Officer   Investment           various
                  - Focus Growth       Officer - Focus      executive
                  Equity               Growth Equity        capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Gary T. Abrams    Vice                 None                 Mr. Abrams has
                  President/Senior                          served in
                  Equity Trader                             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher S.    Vice                 Vice                 Mr. Adams has
Adams             President/Portfolio  President/Portfolio  served in
                  Manager/Senior       Manager/Senior       various
                  Equity Analyst       Equity Analyst       executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Damon J. Andres   Vice                 Vice                 Mr. Andres has
                  President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Margaret          Vice President/      None                 Ms. Bacon has
MacCarthy         Investment                                served in
Bacon(5)          Specialist                                various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Todd Bassion(6)   Vice                 Vice                 Mr. Bassion has
                  President/Senior     President/Senior     served in
                  Research Analyst     Research Analyst     various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Richard E.        Vice                 None                 Mr. Biester has
Biester           President/Equity                          served in
                  Trader                                    various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher J.    Vice                 Vice                 Mr. Bonavico has
Bonavico(7)       President/Senior     President/Senior     served in
                  Portfolio Manager,   Portfolio            various
                  Equity Analyst       Manager, Equity      executive
                                       Analyst              capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Vincent A.        Vice                 None                 Mr. Brancaccio
Brancaccio        President/Senior                          has served in
                  Equity Trader                             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Kenneth F.        Vice                 Vice                 Mr. Broad has
Broad(8)          President/Senior     President/Senior     served in
                  Portfolio Manager,   Portfolio            various
                  Equity Analyst       Manager, Equity      executive
                                       Analyst              capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Mary Ellen M.     Vice                 Vice                 Ms. Carrozza has
Carrozza          President/Client     President/Client     served in
                  Services             Services             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Stephen G.        Vice                 Vice                 Mr. Catricks has
Catricks          President/Portfolio  President/Portfolio  served in
                  Manager              Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Anthony G.        Vice                 Vice                 Mr. Ciavarelli
Ciavarelli        President/Assistant  President/Associate  has served in
                  General Counsel/     General              various
                  Assistant Secretary  Counsel/             executive
                                       Assistant            capacities
                                       Secretary            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
David F. Connor   Vice                 Vice                 Mr. Connor has
                  President/Deputy     President/Associate  served in
                  General Counsel/     General              various
                  Assistant Secretary  Counsel/             executive
                                       Secretary            capacities
                                                            within Delaware
                                                            Investments

                                                            Vice
                                                            President/Deputy
                                                            General Counsel/
                                                            Secretary -
                                                            Lincoln National
                                                            Investment
                                                            Companies, Inc.

                                                            Secretary -
                                                            Lincoln National
                                                            Income Fund, Inc.
----------------- -------------------- -------------------- ------------------
Stephen J.        Vice                 None                 Mr. Czepiel has
Czepiel           President/Senior                          served in
                  Municipal Bond                            various
                  Trader                                    executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joseph F.         Vice                 None                 Mr. DeMichele
DeMichele         President/High                            has served in
                  Grade Trading                             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher M.    Vice                 Vice                 Mr. Ericksen has
Ericksen(9)       President/Portfolio  President/Portfolio  served in
                  Manager, Equity      Manager, Equity      various
                  Analyst              Analyst              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joel A. Ettinger  Vice                 Vice                 Mr. Ettinger has
                  President/Taxation   President/Taxation   served in
                                                            various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Vice
                                                            President/Taxation
                                                            - Lincoln
                                                            National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
Phoebe W.         Vice President/      Vice President/      Ms. Figland has
Figland           Investment           Investment           served in
                  Accounting           Accounting           various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joseph Fiorilla   Vice                 None                 Mr. Fiorilla has
                  President/Trading                         served in
                  Operations                                various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Charles E. Fish   Vice                 None                 Mr. Fish has
                  President/Senior                          served in
                  Equity Trader                             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Clifford M.       Vice                 None                 Mr. Fisher has
Fisher            President/Senior                          served in
                  Municipal Bond                            various
                  Trader                                    executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Patrick G.        Vice President/      Vice President/      Mr. Fortier has
Fortier(10)       Portfolio Manager,   Portfolio            served in
                  Equity Analyst       Manager, Equity      various
                                       Analyst              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Denise A.         Vice                 Vice                 Ms. Franchetti
Franchetti        President/Portfolio  President/Portfolio   has served in
                  Manager/Municipal    Manager/Municipal    various
                  Bond Credit Analyst  Bond Credit          executive
                                       Analyst              capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
James A. Furgele  Vice President/      Vice President/      Mr. Furgele has
                  Investment           Investment           served in
                  Accounting           Accounting           various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Daniel V.         Vice                 Vice                 Mr. Geatens has
Geatens           President/Investment President/Investment served in
                  Accounting           Accounting           various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Barry S.          Vice                 Vice                 Mr. Gladstein
Gladstein         President/Portfolio  President/Equity     has served in
                  Analyst              Analyst              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Edward Gray(11)   Vice                 Vice                 Mr. Gray has
                  President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Brian T. Hannon   Vice                 None                 Mr. Hannon has
                  President/Senior                          served in
                  Portfolio Manager                         various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Lisa L.           Vice                 None                 Ms. Hansen has
Hansen(12)        President/Head of                         served in
                  Focus Growth                              various
                  Equity Trading                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Gregory M.        Vice                 Vice                 Mr. Heywood has
Heywood(13)       President/Equity     President/Portfolio  served in
                  Analyst              Manager,             various
                                       Research Analyst     executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- ----------------- ------------------
Sharon Hill       Vice                 Vice                 Ms. Hill has
                  President/Head of    President/Head       served in
                  Quantitative         of Equity            various
                  Research and         Quantitative         executive
                  Analytics            Research and         capacities
                                       Analytics            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher M.    Vice                 None                 Mr. Holland has
Holland           President/Portfolio                       served in
                  Manager                                   various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Michael E.        Vice                 Vice                 Mr. Hughes has
Hughes            President/Senior     President/Senior     served in
                  Equity Analyst       Equity Analyst       various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Jordan L.         Vice                 Vice                 Mr. Irving has
Irving(14)        President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Cynthia Isom      Vice                 Vice                 Ms. Isom has
                  President/Senior     President/Portfolio  served in
                  Portfolio Manager    Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Kenneth R.        Vice                 Vice                 Mr. Jackson has
Jackson           President/           President            served in
                  Quantitatitive       Quatntitative        various
                  Analyst              Analyst              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Audrey E. Kohart  Vice                 Vice                 Ms. Kohart has
                  President/Financial  President/Financial  served in
                  Planning and         Planning and         various
                  Reporting            Reporting            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Andrew            Vice                 None                 Mr. Kronschnabel
Kronschnabel      President/High                            has served in
                  Grade Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Nikhil G.         Vice                 Vice                 Mr. Lalvani has
Lalvani           President/Senior     President/Senior     served in
                  Equity Analyst       Equity Analyst       various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Steven T. Lampe   Vice                 Vice                 Mr. Lampe has
                  President/Portfolio  President/Portfolio  served in
                  Manager              Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Alfio Leone IV    Vice                 None                 Mr. Leone has
                  President/High                            served in
                  Grade Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Anthony A.        Vice                 Vice                 Mr. Lombardi has
Lombardi(15)      President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Francis P. Magee  Vice                 None                 Mr. Magee has
                  President/Equity                          served in
                  Business Manager                          various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Charles (Tom)     Vice                 None                 Mr. McClintic
T. McClintic      President/High                            has served in
                  Yield Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Michael S.        Vice                 Vice                 Mr. Morris has
Morris            President/Portfolio  President/Portfolio  served in
                  Manager/Senior       Manager/Senior       various
                  Equity Analyst       Equity Analyst       executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Scott Moses       Vice                 None                 Mr. Moses has
                  President/High                            served in
                  Grade Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Philip O. Obazee  Vice President/      Vice President/      Mr. Obazee has
                  Derivatives Manager  Derivatives          served in
                                       Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Donald G.         Vice                 Vice                 Mr. Padilla has
Padilla           President/Portfolio  President/Portfolio  served in
                  Manager/Senior       Manager/Senior       various
                  Equity Analyst       Equity Analyst       executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- ----------------- ------------------
Daniel J.         Vice                 Vice                 Mr. Prislin has
Prislin(16)       President/Senior     President/Senior     served in
                  Portfolio            Portfolio            various
                  Manager/Equity       Manager/Senior       executive
                  Analyst              Equity Analyst       capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Craig S. Remsen   Vice                 Vice                 Mr. Remsen has
                  President/Senior     President/Senior     served in
                  Credit Research      Credit Research      various
                  Analyst              Analyst              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Carl Rice(17)     Vice                 Vice                 Mr. Rice has
                  President/Senior     President/Senior     served in
                  Investment           Investment           various
                  Specialist, Large    Specialist,          executive
                  Cap Value Focus      Large Cap Value      capacities
                  Equity               Focus Equity         within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joseph T. Rogina  Vice                 None                 Mr. Rogina has
                  President/Equity                          served in
                  Trader                                    various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Kevin C. Schildt  Vice                 Vice                 Mr. Schildt has
                  President/Senior     President/Senior     served in
                  Municipal Credit     Municipal            various
                  Analyst              Credit Analyst       executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Richard D.        Vice                 None                 Mr. Seidel has
Seidel            President/Assistant                       served in
                  Controller/-Assistant                     various
                  Treasurer                                 executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Vice
                                                            President/Assistant
                                                            Controller/Manager
                                                            - Payroll -
                                                            Lincoln National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
Brenda L.         Vice                 None                 Ms. Sprigman has
Sprigman          President/Business                        served in
                  Manager - Fixed                           various
                  Income                                    executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Michael T.        Vice                 None                 Mr. Taggart has
Taggart           President/Facilities                      served in
                  & Administrative                          various
                  Services                                  executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Matthew Todorow   Vice                 Vice                 Mr. Todorow has
                  President/Portfolio  President/Portfolio  served in
                  Manager              Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Spencer M. Tullo  Vice                 None                 Mr. Tullo has
                  President/High                            served in
                  Yield Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Robert A.         Vice                 Vice                 Mr. Vogel has
Vogel, Jr.(18)    President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- ------------------- ------------------
Lori P. Wachs     Vice                 Vice                 Ms. Wachs has
                  President/Portfolio  President/Portfolio  served in
                  Manager              Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Laura A. Wagner   Vice President/      Vice President/      Ms. Wagner has
                  Investment           Investment           served in
                  Accounting           Accounting           various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Kathryn R.        Vice                 Vice                 Ms. Williams has
Williams          President/Associate  President/Associate  served in
                  Genera; Counsel/     Genera;              various
                  Assistant Secretary  Counsel/             executive
                                       Assistant            capacities
                                       Secretary            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
James J. Wright   Vice                 None                 Mr. Wright has
                  President/Senior                          served in
                  Equity Analyst                            various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- ----------------- ------------------

---------------------------------------------------------------------------
(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(3)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(4)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.

(6)  Senior Research Associate, Thomas Weisel Partners, 2002-2005

(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(9)  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(11) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(12) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(13) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(14) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(15) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(17) Director/Product Specialist, Merrill Lynch, 1999-2004

(18) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27.  Principal Underwriters.

          (a)(1)    Delaware  Distributors, L.P. serves as principal underwriter for all the  mutual  funds  in the  Delaware  Investments(R)
                    Family of Funds.

          (a)(2)    Information  with respect to each officer and partner of the principal  underwriter and the Registrant is provided below.
                    Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware  Distributors,  L.P. is
                    2005 Market Street, Philadelphia, PA 19103-7094.

--------------------------- ------------------------ ----------------------
                                                     Positions and
Name and Principal          Positions and Offices    Offices with
Business Address            with Underwriter         Registrant
--------------------------- ------------------------ ----------------------
Delaware Distributors,      General Partner          None
Inc.
--------------------------- ------------------------ ----------------------
Delaware Capital            Limited Partner          None
Management
--------------------------- ------------------------ ----------------------
Delaware Investment         Limited Partner          None
Advisers
--------------------------- ------------------------ ----------------------
Kevin J. Lucey              President/Chief          None
                            Executive Officer
--------------------------- ------------------------ ----------------------
Philip N. Russo             Executive Vice           None
                            President
--------------------------- ------------------------ ----------------------
Douglas L. Anderson         Senior Vice              None
                            President/Operations
--------------------------- ------------------------ ----------------------
Michael P. Bishof           Senior Vice              Senior Vice
                            President/Investment     President/Chief
                            Accounting               Financial Officer
--------------------------- ------------------------ ----------------------
Jeffrey M. Kellogg          Senior Vice              None
                            President/Senior
                            Product
                            Manager/Communications
                            Manager
--------------------------- ------------------------ ----------------------
Deb Landsman-Yaros          Senior Vice              None
                            President/Head of
                            Retail Investor
                            Services
--------------------------- ------------------------ ----------------------
Thomas M. McConnell         Senior Vice              None
                            President/Senior 529
                            Plans Product Manager
--------------------------- ------------------------ ----------------------
Carolyn McIntyre            Senior Vice              None
                            President/Human
                            Resources
--------------------------- ------------------------ ----------------------
Brian L. Murray, Jr.        Senior Vice              Senior Vice
                            President/Compliance     President/Chief
                                                     Compliance Officer
--------------------------- ------------------------ ----------------------
David P. O'Connor           Senior Vice              Senior Vice
                            President/Strategic      President/Strategic
                            Investment               Investment
                            Relationships and        Relationships and
                            Initiatives/General      Initiatives/General
                            Counsel                  Counsel/Chief Legal
                                                     Officer
--------------------------- ------------------------ ----------------------
Daniel J. Perullo           Senior Vice              None
                            President/Eastern
                            Director,
                            Institutional Sales
--------------------------- ------------------------ ----------------------
Robert E. Powers            Senior Vice              None
                            President/Senior
                            Domestic Sales Manager
--------------------------- ------------------------ ----------------------
Richard Salus               Senior Vice              None
                            President/Controller/
                            Treasurer/Financial
                            Operations Principal
--------------------------- ------------------------ ----------------------
James L. Shields            Senior Vice              None
                            President/Chief
                            Information Officer
--------------------------- ------------------------ ----------------------
Trevor M. Blum              Vice President/Senior    None
                            Consultant
                            Relationship Manager
--------------------------- ------------------------ ----------------------
E. Zoe Bradley              Vice President/Product   None
                            Management Manager
--------------------------- ------------------------ ----------------------
Mel Carrozza                Vice President/Client    None
                            Services
--------------------------- ------------------------ ----------------------
Anthony G. Ciavarelli       Vice                     Vice
                            President/Counsel/       President/Associate
                            Assistant Secretary      General
                                                     Counsel/Assistant
                                                     Secretary
--------------------------- ------------------------ ----------------------
David F. Connor             Vice President/Deputy    Vice
                            General Counsel/         President/Deputy
                            Secretary                General
                                                     Counsel/Secretary
--------------------------- ------------------------ ----------------------
Joel A. Ettinger            Vice President/Taxation  Vice
                                                     President/Taxation
--------------------------- ------------------------ ----------------------
Edward M. Grant             Vice President/Senior    None
                            Domestic Sales Manager
--------------------------- ------------------------ ----------------------
Audrey Kohart               Vice                     Vice
                            President/Financial      President/Financial
                            Planning and Reporting   Planning and
                                                     Reporting
--------------------------- ------------------------ ----------------------
Josephine O'Brien           Vice President/RFP       None
                            Group Manager
--------------------------- ------------------------ ----------------------
Marlene D. Petter           Vice                     None
                            President/Marketing
                            Communications
--------------------------- ------------------------ ----------------------
Christian Reimer            Vice President/529       None
                            Plans Product Manager
--------------------------- ------------------------ ----------------------
Richard D. Seidel           Vice                     None
                            President/Assistant
                            Controller/Assistant
                            Treasurer
--------------------------- ------------------------ ----------------------
Michael T. Taggart          Vice                     None
                            President/Facilities &
                            Administrative Services
--------------------------- ------------------------ ----------------------
Molly Thompson              Vice                     None
                            President/Associate
                            Product Management
                            Manager
--------------------------- ------------------------ ----------------------
Kathryn R. Williams         Vice President/Senior    Vice
                            Counsel/ Assistant       President/Associate
                            Secretary                General
                                                     Counsel/Assistant
                                                     Secretary
--------------------------- ------------------------ ----------------------

     (b)(1)    Lincoln Financial Distributors, Inc.  (LFD)  serves as  financial intermediary  wholesaler for all the mutual funds in the Delaware
               Investments Family of Funds.

     (b)(2)    Information  with  respect to each officer and partner of LFD and the Registrant is provided below.  Unless  otherwise  noted,  the principal  business address of each officer and partner of LFD is
               2001 Market Street, Philadelphia, PA 19103-7055.

--------------------------- --------------------------- ---------------------
Name and Principal          Positions and Office with      Positions and
                                                            Offices with
Business Address            LFD                              Registrant
--------------------------- --------------------------- ---------------------
Westley V. Thompson         President/Chief Executive           None
                            Officer
--------------------------- --------------------------- ---------------------
David M. Kittredge          Senior Vice President               None
--------------------------- --------------------------- ---------------------
Terrance Mullen             Senior Vice President               None
--------------------------- --------------------------- ---------------------
Donald Roberson             Senior Vice President               None
--------------------------- --------------------------- ---------------------
Margaret Skinner            Senior Vice President               None
--------------------------- --------------------------- ---------------------
David L. Ahrendt(1)         Vice President                      None
--------------------------- --------------------------- ---------------------
Patrick J. Caulfield(2)     Vice President/Chief                None
                            Compliance Officer
--------------------------- --------------------------- ---------------------
Phillip Cramer              Vice President                      None
--------------------------- --------------------------- ---------------------
Frederick J. Crawford       Vice President/Treasurer            None
--------------------------- --------------------------- ---------------------
Daniel P. Hickey(2)         Vice President                      None
--------------------------- --------------------------- ---------------------
Rochelle Krombolz           Vice President                      None
--------------------------- --------------------------- ---------------------
William Lamoin              Vice President                      None
--------------------------- --------------------------- ---------------------
Gregory Smith               Vice President                      None
--------------------------- --------------------------- ---------------------
Michael S. Smith(3)         Vice President/Chief                None
                            Financial Officer/Chief
                            Administrative Officer
--------------------------- --------------------------- ---------------------
Joyce L. Byrer              Secretary                           None
--------------------------- --------------------------- ---------------------

-----------------------------------------------------------------------------

(1)  1300 Clinton Street, Fort Wayne, IN 46802

(2)  350 Church Street, Hartford, CT 06103

(3)  1500 Market Street, Philadelphia, PA 19103

-----------------------------------------------------------------------------

          (c)   Not applicable.

Item 28.  Location  of  Accounts and Records.  All accounts and records required to be  maintained by Section  31(a) of the  Investment  Company Act of
          1940 and the rules under that  section are  maintained  at 2005 Market
          Street,  Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas
          City, MO 64105.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  28th day of
December, 2006.

                                   VOYAGEUR INSURED FUNDS

                                   By:        /s/ Patrick P. Coyne
                                                  Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                 Title                                Date
------------------------- ------------------------------------ -----------------

/s/ Patrick P. Coyne      Chairman/President/Chief             December 28, 2006
Patrick P. Coyne          Executive Officer (Principal
                          Executive Officer) and Trustee

Thomas L. Bennett     *   Trustee                              December 28, 2006
Thomas L. Bennett

John A. Fry           *   Trustee                              December 28, 2006
John A. Fry

Anthony D. Knerr      *   Trustee                              December 28, 2006
Anthony D. Knerr

Lucinda S. Landreth   *   Trustee                              December 28, 2006
Lucinda S. Landreth

Ann R. Leven          *   Trustee                              December 28, 2006
Ann R. Leven

Thomas F. Madison     *   Trustee                              December 28, 2006
Thomas F. Madison

Janet L. Yeomans      *   Trustee                              December 28, 2006
Janet L. Yeomans

J. Richard Zecher     *   Trustee                              December 28, 2006
J. Richard Zecher

Richard J. Salus      *   Senior Vice President/Chief          December 28, 2006
Richard J. Salus          Financial Officer (Principal
                          Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                            (Voyageur Insured Funds)

Exhibit No.     Exhibit
-------------- -----------------------------------------------------------------
EX-99.e.1.ii   Form   of  Third  Amended  and  Restated  Financial  Intermediary
               Distribution  Agreement between Lincoln  Financial  Distributors,
               Inc. and Delaware Distributors, L.P. on behalf of the Registrant

EX-99.h.1.i    Executed   Schedule  B  (December  1, 2006)  to  the  Shareholder
               Services Agreement

EX-99.h.3      Form  of  Investment Advisory Expense Limitation Letter (December
               2006) between Delaware  Management  Company (a series of Delaware
               Management Business Trust) and Registrant, on behalf of each Fund

EX-99.q        Powers of Attorney (November 15, 2006)